Share-Based Compensation Plan - Additional Information (Details) $ / shares in Units, shares in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022 CAD ($) shares share $ / shares	Dec. 31, 2022 CAD ($) shares share $ / shares	Dec. 31, 2021 CAD ($) shares share $ / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share awards		$ 29,056,000	$ 11,130,000
Cash compensation expense related to share awards		$ 25,900,000	$ 4,700,000
Closing share price (in dollars per share) | $ / shares	$ 6.08	$ 6.08	$ 3.91
Transfers for liability-classified awards		$ (4,791,000)	$ 0
Number of other equity instruments outstanding in share-based payment arrangement | shares	5,558	5,558	9,474	8,210
Granted (in shares) | shares		1,459	4,067
Financial derivatives	$ 0	$ 0	$ 134,020,000
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transfers for liability-classified awards	4,800,000	$ (4,791,000)
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout multiplier		0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout multiplier		200.00%
Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards (in cad per share)	$ 5.70	$ 5.70	$ 1.33
Number of other equity instruments outstanding in share-based payment arrangement | share	5,100,000	5,100,000	6,400,000
Granted (in shares) | share		1,400,000	5,000,000
Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards (in cad per share)	$ 5.68	$ 5.68	$ 1.29
Number of other equity instruments outstanding in share-based payment arrangement | share	1,000,000	1,000,000	800,000
Granted (in shares) | share		200,000	900,000
Incentive Award Plan And DSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current derivative financial assets			$ 6,500,000
Financial derivatives	$ 0	$ 0
Current derivative financial assets, realized portion of swap	21,200,000	$ 21,200,000
Restricted awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share		1
Weighted average fair value of share awards (in cad per share)	$ 6.08	$ 6.08	$ 1.31
Number of other equity instruments outstanding in share-based payment arrangement | shares	762	762	2,093	4,122
Granted (in shares) | shares		68	0
Performance awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	4,796	4,796	7,381	4,088
Granted (in shares) | shares		1,391	4,067
Performance awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share		0
Performance awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share		2